UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549

                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2009

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       GLENS FALLS NATIONAL BANK & TRUST COMPANY
Address:    250 GLEN STREET
            GLENS FALLS, NY 12801


13F File Number: 28-03696

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN E. ARSENAULT
Title: EXECUTIVE VICE PRESIDENT
Phone: (518)745-1000 ext. 582

Signature, Place, and Date of Signing:

s/ JOHN E. ARSENAULT    GLENS FALLS, NEW YORK    08/05/2009

Report Type     (Check only one)
                [ ]            13F HOLDINGS REPORT
                [x]            13F NOTICE
                [ ]            13F COMBINATION REPORT

List of other managers reporting for this manager:

Form 13F File Number	Name

28-12533		Arrow Financial Corp.